Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Secured Term Loan Facilities
The following table shows the breakdown of all secured term loan facilities, revolving credit facilities and total deferred financing costs split between current and non-current liabilities at December 31, 2024 and June 30, 2025:

	December 31, 2024	June 30, 2025
	(in thousands)
Current Liabilities
Current portion of secured term loan facilities and revolving credit facilities	$252,333	$150,187
Less: current portion of deferred financing costs	(2,246)	(2,598)
Current portion of secured term loan facilities and revolving credit facilities, net of deferred financing costs	$250,087	$147,589
Non-Current Liabilities
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	$508,226	$745,624
Less: non-current portion of deferred financing costs	(3,231)	(4,569)
Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$504,995	$741,055
The following table shows the breakdown of our Senior Unsecured Bonds and total deferred financing costs as of June 30, 2025 and December 31, 2024:

	December 31, 2024	June 30, 2025
	(in thousands)
October 2024 Bond issuance	$100,000	$100,000
March 2025 Bond Tap issuance	—	40,000
Less deferred financing costs	(1,554)	(2,122)
Total bonds, net of deferred financing costs	$98,446	$137,878